Variable Interest Entities and Securitizations - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Variable Interest Entity [Line Items]
Long-term debt	¥ 10,346,152	¥ 11,529,400
Noncontrolling interests	663,259	774,974
Consolidated VIEs
Variable Interest Entity [Line Items]
Noncontrolling interests	541,000	621,000
Debt Instrument [Member]
Variable Interest Entity [Line Items]
Long-term debt	356,000	681,000
Assets associated with securitization transactions
Variable Interest Entity [Line Items]
Transferred assets continue to be carried on the consolidated balance sheets	176,000	207,000
Assets associated with loan participation transactions
Variable Interest Entity [Line Items]
Transferred assets continue to be carried on the consolidated balance sheets	¥ 153,000	¥ 143,000